CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Trade receivables, allowance for doubtful accounts	$ 605		$ 500
Special preferred shares, par value		0.02		0.02
Special preferred shares, Authorized	5,000,000	5,000,000	5,000,000	5,000,000
Special preferred shares, issued shares	0	0	0	0
Special preferred shares, outstanding shares	0	0	0	0
Ordinary shares, par value		0.02		0.02
Ordinary shares, Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, Issued	33,175,302	33,175,302	32,533,575	32,533,575
Ordinary shares, Outstanding	33,136,302	33,136,302	32,494,575	32,494,575
Treasury shares, shares	39,000	39,000	39,000	39,000